Annual Total Returns[BarChart] - Phaeacian Global Value Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.69%)	15.97%	27.75%	(5.31%)	(4.57%)	11.30%	27.23%	(8.63%)	29.32%	14.88%